THE SELECT SECTOR SPDR® TRUST

The Financial Select Sector SPDR Fund

The Technology Select Sector SPDR Fund

(each, a “Fund”, and collectively, the “Funds”)

Supplement dated June 3, 2022 to the Prospectus, Summary Prospectuses and Statement of Additional Information (“SAI”) each dated January 31, 2022, as may be supplemented from time to time

Effective immediately, (i) Michael Feehily and Melissa Kapitulik no longer serve as portfolio managers of The Financial Select Sector SPDR Fund, and (ii) Michael Feehily no longer serves as a portfolio manager of The Technology Select Sector SPDR Fund. Mr. Feehily and Ms. Kapitulik each have been replaced as described in more detail below. Accordingly, effectively immediately, the Prospectus, Summary Prospectuses and SAI are revised as follows:

1)	All references to Melissa Kapitulik in the Prospectus, Summary Prospectus and SAI are deleted.

2)

All references to Michael Feehily as a portfolio manager of The Financial Select Sector SPDR Fund and The Technology Select Sector SPDR Fund in the Prospectus, Summary Prospectuses and SAI are deleted.

3)	The “PORTFOLIO MANAGERS” section for The Financial Select Sector SPDR Fund on page 39 of the Prospectus, and on page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, Dwayne Hancock and Kala O’Donnell.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

Dwayne Hancock, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1996.

Kala O’Donnell is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

4)	The “PORTFOLIO MANAGERS” section for The Technology Select Sector SPDR Fund on page 80 of the Prospectus, and on page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Karl Schneider, David Chin and Kala O’Donnell.

Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.

David Chin is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 1999.

Kala O’Donnell is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. She joined the Adviser in 1995.

5)	The “Portfolio Managers” table on page 108 of the Prospectus is revised in accordance with the Funds’ new portfolio management teams listed in items 3 and 4 above.

6)	The “Portfolio Management Team” table on page 33 of the SAI is revised in accordance with the Funds’ new portfolio management teams listed in items 3 and 4 above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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